Annual Fund Operating Expenses - Class Z Shares - Alger Growth and Income Fund - AC - Class Z	Mar. 01, 2021
Operating Expenses:
Advisory Fees	0.50%
Distribution and/or Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.23%
Total Annual Fund Operating Expenses	0.73%